GOODWILL, INTANGIBLE, AND OTHER ASSETS (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aggregate amortization expense remaining, 2025		$ 18.6
Aggregate amortization expense remaining, 2026		16.8
Aggregate amortization expense remaining, 2027		15.4
Aggregate amortization expense remaining, 2028		8.1
Aggregate amortization expense remaining, 2029		2.9
Payments for investments		24.3	$ 15.2
Subsequent Event [Member]
Investments	$ 2.0
Investments	$ 26.3
W. D. Von Gonten Engineering LLC [Member]
Equity method investment other than temporary impairment		$ 3.7	$ 7.0	$ 0.0